Assets pledged, collateral received and assets transferred - Disclosure of carrying amount of the assets pledged as security against liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	£ 274,010	£ 295,188
Cash collateral
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	76,401	73,495
Loans and advances at amortised cost
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	63,531	71,018
Trading portfolio assets
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	107,368	117,325
Financial assets at fair value through the income statement
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	5,728	9,847
Financial assets at fair value through other comprehensive income
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	£ 20,982	£ 23,503